Consolidated Statements of Operations (Parentheticals) - $ / shares	10 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Class A Ordinary Shares
Diluted weighted average shares outstanding		10,668,603
Diluted net income (loss) per share		$ 0.55
Class B Ordinary Shares
Diluted weighted average shares outstanding	2,850,155	4,935,622
Diluted net income (loss) per share	$ 0.00	$ 0.55